DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 4,877	$ 4,906
Deferred tax liability	(7,547)	(6,222)
Deferred tax liability, net	$ (2,670)	$ (1,316)